Expense Example, No Redemption - FidelityEquityDividendIncomeFund-AMCIZPRO - FidelityEquityDividendIncomeFund-AMCIZPRO - Fidelity Equity Dividend Income Fund	Feb. 14, 2025 USD ($)
Fidelity Advisor Equity Dividend Income Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 47
3 Years	148
5 Years	258
10 Years	579
Fidelity Advisor Equity Dividend Income Fund - Class I
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	726
Fidelity Advisor Equity Dividend Income Fund - Class A
Expense Example, No Redemption:
1 Year	655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Equity Dividend Income Fund - Class M
Expense Example, No Redemption:
1 Year	456
3 Years	681
5 Years	925
10 Years	1,621
Fidelity Advisor Equity Dividend Income Fund - Class C
Expense Example, No Redemption:
1 Year	161
3 Years	499
5 Years	860
10 Years	$ 1,677